EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	104,786,155	81,849,805	62,910,220
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,506,550,088	1,523,457,459	1,573,371,868
Unexercised options and other share-based plans (in shares)	95,805,397	91,632,045
Total diluted shares (in shares)	1,602,355,485	1,615,089,504
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,506,464,968	1,523,372,339
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120	85,120